Senior Debt (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Jul. 31, 2015
Maximum borrowing capacity	$ 10,000,000		$ 10,000,000
Outstanding credit facility	$ 0		$ 2,230,000
Credit facility interest rate percentage	18.00%		18.00%
Credit facility advance amount			$ 25,000
Percentage of proceeds from customer loans				100.00%
Credit facility maturity date	Jun. 01, 2016		Jun. 30, 2016
Monthly principal and interest payments percentage	10.00%		100.00%
Repayment of credit facility date	Aug. 21, 2015
Line of credit facility description	The credit facility remains subject to a net profit interest under which the Company will pay BFG Loan Holdings, LLC, 20% of its subsidiary IEC SPV, LLC’s “Net Profit” until 10 years from the date the loan is repaid in full. Net Profit is defined as the gross revenue less (i) interest paid on the loan, (ii) payments on any other debt incurred as a result of an approved Refinance Event, (iii) any costs, fees or commissions paid on the existing credit facility, and (iv) charge-offs to bad debt resulting from consumer loans. If the Refinance event shall be approved by BFG Loan Holdings, LLC and occur as set forth in the agreement, the net profit percentage shall be reduced to 10%.
Payment of credit	$ 3,000,000
Net profit interest	69,297	$ 0
Minimum [Member]
Credit facility advance amount	$ 25,000